Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,999,056	$ 11,323,744	$ 23,050,619
Cost of revenue	(1,829,669)	(27,300,890)	(17,673,199)
Gross (loss) / profit	169,387	(15,977,146)	5,377,420
Operating expenses:
Selling and marketing expenses	(242,447)	(464,209)	(1,794,510)
General and administrative expenses	(1,943,744)	(3,659,533)	(4,144,301)
Impairment loss	(4,334,717)	(306,595)
Interest income	72,555	70,909	66,251
Interest expense	(794,352)	(819,219)	(217,041)
Investment income/(loss), net	1,699,870	724,428	(166,334)
Foreign currency exchange loss	(115,247)	(198,808)	(96,131)
Other income (expenses), net	739,276	146,100	182,974
Loss from continuing operations before income tax expense	(4,749,419)	(20,484,073)	(791,672)
Income tax expense	27,273	(422,912)	(608,620)
Net Loss	(4,722,146)	(20,906,985)	(1,400,292)
Other comprehensive (loss) / income:
Foreign currency translation adjustment	(733,539)	(3,402,058)	1,458,405
Total comprehensive (loss) / income	$ (5,455,685)	$ (24,309,043)	$ 58,113
Net loss ordinary share
Net loss ordinary share, basic	$ (0.31)	$ (1.40)	$ (0.10)
Net loss ordinary share, diluted	$ (0.31)	$ (1.40)	$ (0.10)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, basic	15,444,947	14,900,000	13,691,667
Weighted average number of ordinary shares, diluted	15,444,947	14,900,000	13,691,667